Income tax - Summary of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense
Gross amount	$ 266,871	$ 207,495
Tax effect	34,735	29,326
Deductible temporary differences
Current income tax expense
Gross amount	3,385	5,101
Tax effect	511	729
Net operating loss carryforward
Current income tax expense
Gross amount	263,486	202,394
Tax effect	$ 34,224	$ 28,597